Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]
Cash and cash equivalents
Bank balances and cash in hand	$ 187,125	$ 130,997
Demand deposits	383,289	51,789
Total cash and cash equivalents	$ 570,414	$ 182,786	$ 186,291		$ 157,888

[1]	(*)See also Note 2(f) with respect to the implementation of IFRS 16, commencing January 1st, 2019.